Retirement Benefits (Schedule of Amounts Recognized on Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
United States
Defined Benefit Plan Disclosure [Line Items]
Pension obligations	$ (16)	$ (16)
Int’l
Defined Benefit Plan Disclosure [Line Items]
Pension obligations	$ (365)	$ (261)